Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 13,453	$ 12,042
Prepaid insurance and subscriptions	2,117	141
Other	1,275	759
Prepayments	$ 16,845	$ 12,942